Post-employment Benefits - Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefit plans
Minimum investment required (as a percent)	30.00%
Weighted average asset allocation (as a percent)	100.00%	100.00%
Fair value os plan assets held by the trust	$ 227,004	$ 265,599
Weighted average expected long-term rate of return of plan assets	7.60%	6.70%
Minimum
Post-employment benefit plans
Term for liquidity of mutual funds	1 day
Maximum
Post-employment benefit plans
Term for liquidity of mutual funds	1 month
Equity securities
Post-employment benefit plans
Target allocation (as a percent)	20.00%
Weighted average asset allocation (as a percent)	29.60%	28.20%
Fixed rate instruments
Post-employment benefit plans
Target allocation (as a percent)	80.00%
Weighted average asset allocation (as a percent)	70.40%	71.80%